EQUITY (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Equity 1 | shares	2,102,484
Equity 2 | $ / shares	$ 6.44
Equity 3	$ 13,540,000
Equity 4	750,000
Equity 5	$ 12,790,000
Equity 6 | shares	1,576,863
Equity 7	$ 9,000,000
Equity 8	685,000
Equity 9	76,368
Equity 10 | shares	641,080
Equity 11	$ 2,827,500
Equity 12	486,316
Equity 13	$ 3,803,684
Equity 14 | shares	4,410,000
Equity 15 | shares	3,000,000
Equity 16	$ 15,900,000
Equity 17	9,000,000
Equity 18	$ 6,900,000
Equity 19 | shares	3,000,000
Equity 20 | shares	725,000
Equity 21	$ 1,470,000
Equity 22	2,175,000
Equity 23	1,065,000
Equity 24	$ 750,000
Equity 25 | shares	920,757
Equity 26	$ 3,760,000
Equity 27	3,680,000
Equity 28	$ 80,000
Equity 29 | shares	318,794
Equity 30 | $ / shares	$ 4.00
Equity 31	50.37%
Equity 32	54.89%
Equity 33	$ 4,500
Equity 34	$ 61,698
Equity 35 | shares	120,709
Equity 36 | $ / shares	$ 4.00
Equity 37	83.72%
Equity 38	99.99%
Equity 39	$ 34,000
Equity 40	$ 649,967
Equity 41 | shares	50,000
Equity 42	$ 206,000
Equity 43	120,000
Equity 44	$ 86,000
Equity 45 | shares	51,875
Equity 46	$ 102,000
Equity 47 | shares	5,000
Equity 48	$ 13,000
Equity 49	$ 13,000